Derivative Instruments	12 Months Ended
Dec. 31, 2013
Derivative Instruments [Abstract]
Derivative Instruments

Note 3.Derivative Instruments

The Company’s derivative contracts are comprised of futures contracts. These derivative contracts are recorded on the statements of financial condition as assets measured at fair value and the related realized and unrealized gain (loss) associated with these derivatives is recorded in the statements of operations. The Company has considered the counterparty credit risk related to all its futures contracts and does not deem any counterparty credit risk material at this time.  The Company does not consider any derivative instruments to be hedging instruments, as this term is generally understood under FASB guidance.

Note 3. Derivative Instruments (Continued)

As of December 31, 2013 and December 31, 2012 the Total Index Series’ derivative contracts had the following impact on the statement of financial condition:

Total Index Series

			Asset Derivatives	Liability Derivatives
	Contract Risk	Location	December 31, 2013	December 31, 2013	Net

Futures:	Commodity price	Equity in broker trading account
Agriculture			$927,126	$(2,801,139)	$(1,874,013)
Energy			585,353	(416,156)	169,197
Metals			2,153,694	(3,189,583)	(1,035,889)

			$3,666,173	$(6,406,878)	$(2,740,705)

			Asset Derivatives	Liability Derivatives
	Contract Risk	Location	December 31, 2012	December 31, 2012	Net

Futures:	Commodity price	Equity in broker trading account
Agriculture			$1,123,319	$(4,723,085)	$(3,599,766)
Energy			924,732	(351,698)	573,034
Metals			3,996,960	(1,630,682)	2,366,278

			$6,045,011	$(6,705,465)	$(660,454)

For the years ended December  31, 2013, 2012 and 2011 the Total Index Series’ derivative contracts had the following impact on the statement of operations:

		Year Ended December 31, 2013
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$(12,228,573)	$1,725,753	$(10,502,820)
Energy		8,584,100	(403,837)	8,180,263
Metals		(6,596,722)	(3,402,167)	(9,998,889)

		$(10,241,195)	$(2,080,251)	$(12,321,446)

		Year ended December 31, 2012
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$6,076,139	$(10,497,383)	$(4,421,244)
Energy		(3,399,815)	7,430,349	4,030,534
Metals		(3,391,964)	9,440,659	6,048,695

		$(715,640)	$6,373,625	$5,657,985

Note 3. Derivative Instruments (Continued)

		Year Ended December 31, 2011
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$(4,357,794)	$(13,715,042)	$(18,072,836)
Energy		11,987,561	(4,731,294)	7,256,267
Metals		(1,581,310)	(9,485,676)	(11,066,986)

		$6,048,457	$(27,932,012)	$(21,883,555)

For the years ended December 31, 2013, 2012 and 2011, the monthly average number of futures contracts bought and sold was approximately 6,440,  6,998, and 7,055, respectively.

As of December 31, 2013 and December 31, 2012, the gross and net information related to derivatives eligible for offset had the following impact on the statement of financial condition.

	Year Ended December 31, 2013
	Gross Amount of Recognized Assets and Liabilities	Gross Amounts Offset in the Statement of Financial Condition	Net Amount of Unrealized Loss Presented in the Statement of Financial Condition
Assets
U.S. and foreign futures contracts	$3,666,173	$(3,666,173)	$-

Liabilities
U.S. and foreign futures contracts	6,406,878	(3,666,173)	2,740,705

Derivatives Assets and Liabilities and Collateral Received by Counterparty
As of December 31, 2013

	Net Amount of Unrealized Gain (Loss) Presented in the	Gross Amounts Not Offset in the Statement of Financial Condition
Counterparty	Statement of Financial Condition	Financial Instruments	Cash Collateral Deposited	Net Amount

Counterparty A	$(2,909,902)	$-	$2,909,902	$-
Counterparty B	169,197	-	(169,197)	-
Total	$(2,740,705)	$-	$2,740,705	$-

Note 3. Derivative Instruments (Continued)

	Year Ended December 31, 2012
	Gross Amount of Recognized Assets and Liabilities	Gross Amounts Offset in the Statement of Financial Condition	Net Amount of Unrealized Loss Presented in the Statement of Financial Condition
Assets
U.S. and foreign futures contracts	$6,045,011	$(6,045,011)	$-

Liabilities
U.S. and foreign futures contracts	6,705,465	(6,045,011)	660,454

Derivatives Assets and Liabilities and Collateral Received by Counterparty
As of December 31, 2012

	Net Amount of Unrealized Gain (Loss) Presented in the	Gross Amounts Not Offset in the Statement of Financial Condition
Counterparty	Statement of Financial Condition	Financial Instruments	Cash Collateral Deposited	Net Amount

Counterparty A	$(1,233,488)	$-	$1,233,488	$-
Counterparty B	573,034	-	(573,034)	-
Total	$(660,454)	$-	$-	$-

Agricultural Sector Series

As of December 31, 2013 and 2012, the Agricultural Sector Series’ derivative contracts had the following impact on the statement of financial condition:

			Asset Derivatives	Liability Derivatives
	Contract Risk	Location	December 31, 2013	December 31, 2013	Net

Futures:	Commodity price	Equity in broker trading account
Agriculture			$84,852	$(246,800)	$(161,948)
Energy			-	-	-
Metals			-	-	-

			$84,852	$(246,800)	$(161,948)

			Asset Derivatives	Liability Derivatives
	Contract Risk	Location	December 31, 2012	December 31, 2012	Net

Futures:	Commodity price	Equity in broker trading account
Agriculture			$143,072	$(590,699)	$(447,627)
Energy			-	-	-
Metals			-	-	-

			$143,072	$(590,699)	$(447,627)

Note 3. Derivative Instruments (Continued)

For the years ended December  31, 2013, 2012 and 2011, the Agricultural Sector Series’ derivative contracts had the following impact on the statement of operations:

		Year Ended December 31, 2013
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$(1,460,819)	$285,679	$(1,175,140)
Energy		-	-	-
Metals		-	-	-

		$(1,460,819)	$285,679	$(1,175,140)

		Year ended December 31, 2012
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$467,837	$(229,374)	$238,463
Energy		-	-	-
Metals		-	-	-

		$467,837	$(229,374)	$238,463

		Year ended December 31, 2011
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$(789,315)	$(2,009,749)	$(2,799,064)
Energy		-	-	-
Metals		-	-	-

		$(789,315)	$(2,009,749)	$(2,799,064)

For the years ended December  31, 2013, 2012 and 2011, the monthly average number of futures contracts bought and sold was approximately 328,  381 and 373, respectively.

As of December 31, 2013 and December 31, 2012, the gross and net information related to derivatives eligible for offset had the following impact on the statement of financial condition.

	Year Ended December 31, 2013
	Gross Amount of Recognized Assets and Liabilities	Gross Amounts Offset in the Statement of Financial Condition	Net Amount of Unrealized Loss Presented in the Statement of Financial Condition
Assets
U.S. and foreign futures contracts	$84,852	$(84,852)	$-

Liabilities
U.S. and foreign futures contracts	246,800	(84,852)	161,948

Note 3. Derivative Instruments (Continued)

Derivatives Assets and Liabilities and Collateral Received by Counterparty
As of December 31, 2013

	Net Amount of Unrealized Gain (Loss) Presented in the	Gross Amounts Not Offset in the Statement of Financial Condition
Counterparty	Statement of Financial Condition	Financial Instruments	Cash Collateral Deposited	Net Amount

Counterparty A	$(28,603)	$-	$28,603	$-
Counterparty B	(133,345)	-	133,345	-
Total	$(161,948)	$-	$161,948	$-

	Year Ended December 31, 2012
	Gross Amount of Recognized Assets and Liabilities	Gross Amounts Offset in the Statement of Financial Condition	Net Amount of Unrealized Loss Presented in the Statement of Financial Condition
Assets
U.S. and foreign futures contracts	$143,072	$(143,072)	$-

Liabilities
U.S. and foreign futures contracts	590,699	(143,072)	447,627

Derivatives Assets and Liabilities and Collateral Received by Counterparty
As of December 31, 2012

	Net Amount of Unrealized Gain (Loss) Presented in the	Gross Amounts Not Offset in the Statement of Financial Condition
Counterparty	Statement of Financial Condition	Financial Instruments	Cash Collateral Deposited	Net Amount

Counterparty A	$(232,941)	$-	$232,941	$-
Counterparty B	(214,686)	-	214,686	-
Total	$(447,627)	$-	$447,627	$-